Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 12, 2016
Registrant Name	Matrix Advisors Funds Trust
Central Index Key	0001679949
Amendment Flag	false
Document Creation Date	Sep. 13, 2016
Document Effective Date	Oct. 12, 2016
Prospectus Date	Oct. 12, 2016
Matrix Advisors Dividend Fund | Matrix Advisors Dividend Fund
Prospectus:
Trading Symbol	MADFX